UTOPIA FUNDS

Utopia Growth Fund

Utopia Core Fund

Utopia Core Conservative Fund

Utopia Yield Income Fund

Supplement dated May 2, 2008

(to the Utopia Funds Prospectus dated January 28, 2008)

The following information applies to the Utopia Yield Income Fund only:

The following information and table replace the information and table under the heading “Annual Average Total Returns (periods ended December 31, 2007)” on page 9 of the Prospectus:

	1 Year	Since Inception*
Utopia Yield Income Fund
Return Before Taxes	7.20%	6.74%
Return After Taxes on Distributions	4.90%	5.26%
Return After Taxes on Distributions and Sale of Fund Shares	5.00%	4.99%
Indexes and Composites (except as noted below, reflect no deduction for taxes, fees or expenses)
Lehman Brothers Global Aggregate Bond Index(1)	9.48%	8.05%
Morningstar World Bond Category(2)	7.29%	6.35%
Morningstar Inflation-Protected Bond Category(3)	9.86%	4.86%
Citigroup 3-Month Treasury Bill Index(4)	4.74%	4.75%
Lipper Global Flexible Portfolio Category(5)	9.65%	10.47%
Morningstar World Allocation Category(6)	11.39%	15.25%
CSFB/Tremont Hedge Fund Multi-Strategy Index(7)	10.10%	12.28%

(1)

The Lehman Brothers Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities and U.S. dollar investment grade Rule 144A securities. The Index is unmanaged and cannot be invested in directly.

(2)

Composite of fund performance and includes the expenses of managing registered investment companies. World bond portfolios invest 40% or more of their assets in foreign bonds. Some world bond portfolios follow a conservative approach, favoring high-quality bonds from developed markets. Others are more adventurous and own some lower-quality bonds from developed or emerging markets. Some portfolios invest exclusively outside the United States, while others regularly invest in both U.S. and non-U.S. bonds.

(3)

Composite of fund performance and includes the expenses of managing registered investment companies. Inflation-protected bond portfolios primarily invest in fixed-income securities that increase coupon and/or principal payments at the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer of these types of securities. Most of these portfolios buy bonds with intermediate- to long-term maturities.

(4)

The Citigroup 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months.  As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill.  The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value.  The yield curve average is the basis for calculating the return on the Index.  The Index is rebalanced monthly by market capitalization.  The Index is unmanaged and cannot be invested in directly.

(5)

Composite of fund performance and includes the expenses of managing registered investment companies.  Funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds, and money market  instruments, with a focus on total return. At least 25% of their portfolio is invested in securities traded outside of the United States, including shares of gold mines, gold-oriented mining finance houses, gold coins, or bullion.

(6)

Composite of fund performance and includes the expenses of managing registered investment companies. Called the International Hybrid Category prior to June 2003.  Includes funds which hold stocks, bonds and cash and invest globally, while most focus on the United States, Canada, Japan and the larger markets of Europe. World-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these portfolios do explore the whole world, most of them focus on the United States, Canada, Japan, and the larger markets in Europe. It is rare for such portfolios to invest more than 10% of their assets in emerging markets. These portfolios typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.

(7)	Includes hedge funds that allocate capital among various investment strategies and/or that employ unique investment strategies. The Index is unmanaged and cannot be invested in directly.

* The Fund’s Inception was on December 30, 2005.

The following information and table replace the information and table under the heading “Annual Average Total Returns (periods ended December 31, 2007)” on page 23 of the Prospectus:

	1 Year	3 Years	5 Years	10 Years
FIM Group Yield Income Composite(1)	5.16%	6.67%	9.67%	8.33%
Lehman Brothers Global Aggregate Bond Index(2)	9.48%	3.70%	6.51%	6.09%
Morningstar World Bond Category(3)	7.29%	3.14%	6.39%	5.60%
Morningstar Inflation-Protected Bond Category(4)	9.86%	3.98%	5.16%	6.42%
Citigroup 3-month Treasury Bill Index(5)	4.74%	4.16%	2.95%	3.62%
Lipper Global Flexible Portfolio Category(6)	9.65%	11.52%	16.11%	10.19%
Morningstar World Allocation Category(7)	11.39%	13.12%	15.79%	10.29%
CSFB/Tremont Hedge Fund Multi-Strategy Index(8)	10.10%	10.69%	10.90%	9.43%

(1)	Similar to Yield Income Fund.
(2)

The Lehman Brothers Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and U.S. dollar investment grade Rule 144A securities. The Index is unmanaged and cannot be invested in directly.

(3)

Composite of fund performance and includes the expenses of managing registered investment companies. World bond portfolios invest 40% or more of their assets in foreign bonds. Some world bond portfolios follow a conservative approach, favoring high-quality bonds from developed markets. Others are more adventurous, and own some lower-quality bonds from developed or emerging markets. Some portfolios invest exclusively outside the United States, while others regularly invest in both U.S. and non-U.S. bonds.

(4)

Composite of fund performance and includes the expenses of managing registered investment companies. Inflation-protected bond portfolios primarily invest in fixed-income securities that increase coupon and/or principal payments at the rate of inflation. These bonds can be issued by any organization, but the U.S. Treasury is currently the largest issuer of these types of securities. Most of these portfolios buy bonds with intermediate- to long-term maturities.

(5)

The Citigroup 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months.  As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill.  The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value.  The yield curve average is the basis for calculating the return on the Index.  The Index is rebalanced monthly by market capitalization.  The Index is unmanaged and cannot be invested in directly.

(6)

Composite of fund performance and includes the expenses of managing registered investment companies.  Funds that allocate their investments across various asset classes, including both domestic and foreign stocks, bonds, and money market     instruments, with a focus on total return. At least 25% of their portfolio is invested in securities traded outside of the United States, including shares of gold mines, gold-oriented mining finance houses, gold coins, or bullion.

(7)

Composite of fund performance and includes the expenses of managing registered investment companies. Called the International Hybrid Category prior to June 2003.  Includes funds which hold stocks, bonds and cash and invest globally, while most focus on the United States, Canada, Japan and the larger markets of Europe. World-allocation portfolios seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds, and cash. While these portfolios do explore the whole world, most of them focus on the U.S., Canada, Japan, and the larger markets in Europe. It is rare for such portfolios to invest more than 10% of their assets in emerging markets. These portfolios typically have at least 10% of assets in bonds, less than 70% of assets in stocks, and at least 40% of assets in non-U.S. stocks or bonds.

(8)	Includes hedge funds that allocate capital among various investment strategies and/or that employ unique investment strategies. The Index is unmanaged and cannot be invested in directly.